Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Osterweis Fund
Class Name	Investor Class
Trading Symbol	OSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Fund for the period of April 1, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Fund	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/mutual_funds/performance/monthly for more recent performance information.
Net Assets	$ 155,687,356
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$155,687,356
Number of Holdings	37
Portfolio Turnover	21%

Holdings [Text Block]

Top Holdings	(% of net assets)
Microsoft Corp.	6.7%
Alphabet, Inc. - Class C	6.5%
Amazon.com, Inc.	5.4%
Airbus SE	4.0%
Visa, Inc. - Class A	3.3%
Accenture PLC - Class A	3.2%
Becton Dickinson & Co.	3.2%
Waste Connections, Inc.	3.1%
Adobe, Inc.	3.1%
Boston Scientific Corp.	3.0%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports.
Investor Class
Shareholder Report [Line Items]
Fund Name	Osterweis Growth & Income Fund
Class Name	Investor Class
Trading Symbol	OSTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Growth & Income Fund for the period of April 1, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Growth & Income Fund	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/mutual_funds/performance/monthly for more recent performance information.
Net Assets	$ 187,592,944
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$187,592,944
Number of Holdings	158
Portfolio Turnover	22%

Holdings [Text Block]

Top Holdings	(% of net assets)
Federated Hermes US Treasury Cash Reserves	7.6%
Microsoft Corp.	4.2%
Alphabet, Inc. - Class C	3.6%
Amazon.com, Inc.	2.7%
Airbus SE	2.4%
Visa, Inc. - Class A	2.2%
EastGroup Properties, Inc.	2.1%
Accenture PLC - Class A	2.0%
Becton Dickinson & Co.	2.0%
The Progressive Corp.	1.9%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports.
Investor Class
Shareholder Report [Line Items]
Fund Name	Osterweis Opportunity Fund
Class Name	Investor Class
Trading Symbol	OSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Opportunity Fund (formerly Osterweis Emerging Opportunity Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Opportunity Fund	$58	1.08%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/mutual_funds/performance/monthly for more recent performance information.
Net Assets	$ 387,848,141
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$387,848,141
Number of Holdings	41
Portfolio Turnover	57%

Holdings [Text Block]

Top Holdings	(% of net assets)
Federated Hermes US Treasury Cash Reserves	8.0%
FirstService Corp.	3.9%
Guidewire Software, Inc.	3.8%
Skechers USA, Inc. - Class A	3.5%
Cavco Industries, Inc.	3.3%
Modine Manufacturing Co.	3.2%
FTAI Aviation Ltd.	3.1%
Generac Holdings, Inc.	3.1%
Agilysys, Inc.	3.0%
Boot Barn Holdings, Inc.	3.0%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports.
Investor Class
Shareholder Report [Line Items]
Fund Name	Osterweis Strategic Income Fund
Class Name	Investor Class
Trading Symbol	OSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Strategic Income Fund for the period of April 1, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Strategic Income Fund	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/mutual_funds/performance/monthly for more recent performance information.
Net Assets	$ 5,730,393,262
Holdings Count | $ / shares	180
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$5,730,393,262
Number of Holdings	180
Portfolio Turnover	23%

Holdings [Text Block]

Top Holdings	(% of net assets)
MSILF Treasury Securities Portfolio	2.7%
Federated Hermes US Treasury Cash Reserves	2.7%
United States Treasury Bill	1.7%
Delta Air Lines, Inc.	1.3%
Pegasystems, Inc.	1.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.	1.3%
Blackstone Private Credit Fund	1.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.	1.1%
Coeur Mining, Inc.	1.1%
Ford Motor Credit Co. LLC	1.1%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports.